Earnings per Share	12 Months Ended
Dec. 31, 2018
Earnings Per Share
Earnings per Share

(14)    Earnings per Share

Stock Dividend On July 1, 2018, the Company paid a special stock dividend of four percent to common shareholders of record at the close of business on June 15, 2018. For all periods presented, share information, including basic and diluted earnings per share, has been adjusted retroactively to reflect this change.

Basic earnings per share is computed by dividing income available to common shareholders by the weighted average number of common shares outstanding during the year. Diluted earnings per share gives effect to all dilutive potential common shares that were outstanding during the year.

Presented below is a summary of the components used to calculate basic and diluted earnings per common share, which have been restated for all stock dividends.

(dollars in thousands, except per share data)	2018	2017	2016
Basic earnings per share:
Net income available to shareholders	$10,714	$3,414	$7,282
Basic earnings per share	$1.78	$0.56	$1.19
Diluted earnings per share:
Net income available to shareholders	$10,714	$3,414	$7,282
Average shares outstanding	6,026,971	6,057,920	6,095,727
Effect of dilutive stock options	5,042	5,497	—
Average shares outstanding including dilutive stock options	6,032,013	6,063,417	6,095,727
Diluted earnings per share	$1.78	$0.56	$1.19

Under the treasury stock method, outstanding stock options are dilutive when the average market price of the Company's common stock, when combined with the effect of any unamortized compensation expense, exceeds the option price during the period, except when the Company has a loss from continuing operations available to common shareholders. In addition, proceeds from the assumed exercise of dilutive options along with the related tax benefit are assumed to be used to repurchase common shares at the average market price of such stock during the period.

The following options to purchase shares during the years ended December 31, 2018, 2017 and 2016 were not included in the respective computations of diluted earnings per share because the exercise price of the option, when combined with the effect of the unamortized compensation expense, was greater than the average market price of the common shares and were considered anti-dilutive.

	Weighted average Shares
	December 31,
	2018	2017	2016
Anti-dilutive shares	—	—	48,097

Repurchase Program The Company's share repurchase plan expired on September 8, 2018. As of December 31, 2018, the Company had repurchased a total of 95,709 shares of common stock pursuant to the plan at an average price of $17.90 per share, including 8,668 shares of common stock repurchased pursuant to the plan during the year ended December 31, 2018 at an average price of $20.63 per share.